Goodwill and Other Intangible Assets, Goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)
Goodwill
Goodwill at beginning of period	$ 26,747
Additions from the Acquisition		$ 26,747
Additions from internalization of management team	25,000
Purchase price allocation adjustment	4,879
Goodwill at end of period	56,626	$ 26,747
Goodwill allocation to each reporting segment	$ 12,500
Reporting segments | segment	2